Net loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following table sets forth the loss per share calculations for the year ended December 31, 2022 compared to the period ended December 31, 2021:

	For the Year Ended December 31, 2022	For the Period from March 10, 2021 to December 31, 2021
Numerator
Net loss attributable to controlling interests shareholders	$(49,973,249)	$(53,643,615)

Denominator
Total weighted average number of outstanding shares	29,361,353	7,840,707

Net loss per share – basic and diluted	$(1.70)	$(6.84)